Commitments and Contingencies (Details) - USD ($)	1 Months Ended	3 Months Ended
	Feb. 05, 2025	Mar. 31, 2025	Dec. 31, 2024
Commitments and Contingencies [Line Items]
Annual base salaries		$ 960,000
Additional securities, aggregate of gross funds		10,000,000
Unpaid and waived	$ 345,900
Accounts payable		0	$ 313,850
Debt forgiveness		$ 345,900